CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Other Comprehensive Loss	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2016		$ 771	$ 52,577		$ (42,941)	$ 10,407
Beginning balance, shares at Dec. 31, 2016		1,267,080
Issuance of ordinary shares and warrants in June 2017 registered direct offering, net of issuance expenses	[1]	$ 67	2,282			2,349
Issuance of ordinary shares and warrants in June 2017 registered direct offering, net of issuance expenses	[1]	112,460
Issuance of ordinary shares and warrants in November 2017 registered direct offering, net of issuance expenses	[1]	$ 114	2,066			2,180
Issuance of ordinary shares and warrants in November 2017 registered direct offering, net of issuance expenses	[1]	189,387
Exercise of warrants into ordinary shares		$ 22	(8)			14
Exercise of warrants into ordinary shares, shares		35,474
Share-based compensation			726			726
Share-based compensation, shares		1,033
Net loss					(9,771)	(9,771)
Ending balance at Dec. 31, 2017		$ 974	57,643		(52,712)	5,905
Ending balance, shares at Dec. 31, 2017		1,605,434
Issuance of ordinary shares in May 2018 public offering, net of issuance expenses	[2]	$ 2,444	15,343			17,787
Issuance of ordinary shares in May 2018 public offering, net of issuance expenses, shares	[2]	3,669,129
Exercise of warrants into ordinary shares		$ 38	(33)			5
Exercise of warrants into ordinary shares, shares		56,121
Share-based compensation			(65)			(65)
Share-based compensation
Change in fair values of cash flow hedge				(13)		(13)
Net loss					(10,589)	(10,589)
Ending balance at Dec. 31, 2018		$ 3,456	72,888	(13)	(63,301)	13,030
Ending balance, shares at Dec. 31, 2018		5,330,684
Issuance of ordinary shares and warrants, in February 2019 registered direct offering, net of issuance expenses	[3]	$ 1,927	4,584			6,511
Issuance of ordinary shares and warrants, in February 2019 registered direct offering, net of issuance expenses, shares	[3]	2,906,376
Exercise of warrants into ordinary shares
Exercise of warrants into ordinary shares, shares		734
Share-based compensation		$ 24	492			516
Share-based compensation, shares		35,114
Change in fair values of cash flow hedge				13		13
Net loss					(13,836)	(13,836)
Ending balance at Dec. 31, 2019		$ 5,407	$ 77,964		$ (77,137)	$ 6,234
Ending balance, shares at Dec. 31, 2019		8,272,908

[1]	Issuance expenses include certain warrants with a value of $49,229 and $58,298 issued in connection with the June 2017 and November 2017 registered direct offerings, respectively. See Note 10B(2)(i) and 10B(2)(j).
[2]	Includes pre-funded warrants to purchase 450,909 ordinary shares at a purchase price of $5.49 per pre-funded warrant, issued in connection with the registered direct offering. See Note 10B(2)(k).
[3]	Includes pre-funded units to purchase 1,024,876 ordinary shares at a purchase price of $2.57 per pre-funded unit, issued in connection with the registered direct offering. See Note 10B(2)(l).